As filed with the Securities and Exchange Commission on March 3, 2006




                                               Securities Act File No. 333-11283
                                   Investment Company Act File Act No. 811-07797

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                                   ----------



              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]

[_]                         PRE-EFFECTIVE AMENDMENT NO.
                          POST-EFFECTIVE AMENDMENT NO. 52                    [X]
                                        and/or
          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
                                AMENDMENT NO. 52


                        (Check appropriate box or boxes)


                         SUNAMERICA FOCUSED SERIES, INC.
               (Exact Name of Registrant as Specified in Charter)


                                   ----------

                           Harborside Financial Center
                                  3200 Plaza 5
                           Jersey City, NJ 07311-4992
               (Address of Principal Executive Office) (Zip Code)

       Registrant's telephone number, including area code: (800) 858-8850

                               Gregory N. Bressler
                                 General Counsel

                      AIG SunAmerica Asset Management Corp.
                           Harborside Financial Center
                                  3200 Plaza 5
                           Jersey City, NJ 07311-4992
                    (Name and Address for Agent for Service)



                                    Copy to:
                             Margery K. Neale, Esq.
                              Shearman & Sterling LLP
                              599 Lexington Avenue
                               New York, NY 10022


                  Approximate Date of Proposed Public Offering:
    As soon as practical after this Registration Statement becomes effective.

  It is proposed that this filing will become effective (check appropriate box)


    [X] This form is a post-effective amendment filed pursuant to Rule 462(d)
             under the Securities Act of 1933 and the Securities Act
                  registration statement number of the earlier
                    effective registration statement for the
                          same offering is 333-11283.



                    If appropriate, check the following box:

               [_] This post-effective amendment designates a new
                      effective date for a previously filed
                            post-effective amendment.

                                     PART C


                                OTHER INFORMATION

Item 23:           Exhibits.

(a)        (i)     Articles of Incorporation, as Amended. Incorporated herein by reference to Exhibit 1(A) of the Registrant's Registration
                   Statement on Form N-1A (File No. 333-11283) filed on August
                   30, 1996.

           (ii) Articles Supplementary dated August 1, 1996. Incorporated herein by reference to Exhibit 1(B) of the Registrant's Registration Statement on Form N-1A (File No. 333- 11283) filed on August 30, 1996.

           (iii) Articles of Amendment dated August 19, 1996. Incorporated herein by reference to Exhibit 1(C) of the Registrant's Registration Statement on Form N-1A (File No. 333- 11283) filed on August 30, 1996.

           (iv) Articles of Amendment dated November 13, 1996. Incorporated herein by reference to Exhibit 1(D) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on November 14, 1996.

           (v) Articles Supplementary of Amendment dated September 23, 1997. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

           (vi) Articles Supplementary of Amendment dated April 15, 1998. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

           (vii) Articles Supplementary dated May 15, 1998. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

           (viii) Articles of Amendment dated March 29, 1999. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

           (ix) Articles of Amendment dated September 8, 1999. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

           (x) Articles Supplementary dated November 1, 1999. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

           (xi) Articles Supplementary dated May 22, 2000. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

           (xii) Articles Supplementary dated March 1, 2001. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

           (xiii) Articles of Amendment dated September 26, 2001. Incorporated herein by reference to Pre-Effective Amendment No. 1 to
                   Exhibit 1(M) of the Registrant's Registration Statement On Form N-14 (File no. 333-67844) filed on October 3, 2001.

           (xiv) Articles Supplementary dated September 27, 2001. Incorporated herein by reference to Pre-Effective Amendment No. 1 to
                   Exhibit 1(N) of the Registrant's Registration Statement on Form N-14. (File no. 333-67844) filed on October 3, 2001.

           (xv) Articles Supplementary dated April 16, 2002. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on June 19, 2002.

           (xvi) Articles Supplementary dated October 23, 2002. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on October 28, 2002.

           (xvii) Articles of Amendment dated December 17, 2003. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 20, 2004.

          (xviii) Articles of Amendment dated February 17, 2004. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 20, 2004.

           (xix) Articles of Amendment dated December 6, 2004. Incorporated by reference to the identically numbered Exhibit of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2006.

(b) By-Laws. Incorporated herein by reference to Exhibit 2 of the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on August 30, 1996.

(c) Instruments Defining Rights of Shareholders. Incorporated herein by reference to Exhibits (a) and (b) above.

(d)        (i)     Investment Advisory and Management Agreement. Incorporated
                   herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 45 to the Registrant's
                   Registration Statement on Form N-1A (File No. 333-11283) filed on February 20, 2004.

           (i)(a) Investment Advisory and Management Agreement. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 49 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on August 2, 2005.

           (ii) Subadvisory Agreement between SunAmerica and Hotchkis and Wiley Capital Management, LLC. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 20, 2004.

           (iii) Subadvisory Agreement between AIG SunAmerica Asset Management Corp. ("SunAmerica") and American Century Investment Management, Inc. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on October 29, 1999.

           (iv) Subadvisory Agreement between SunAmerica and BAMCO Inc. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 20, 2004.

           (v) Subadvisory Agreement between SunAmerica and Credit Suisse Asset Management, LLC (formerly known as Warburg Pincus Asset Management, Inc.). Incorporated herein by reference to Exhibit (d)(xx)of Post-Effective Amendment No.13 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 1999.

           (vi) Subadvisory Agreement between SunAmerica and Deutsche Asset Management Inc. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on June 19, 2002.

           (vii) Subadvisory Agreement between SunAmerica and Third Avenue Management LLC. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on January 28, 2003.

           (viii) Subadvisory Agreement between SunAmerica and Fred Alger Management, Inc. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2000.

           (ix) Subadvisory Agreement between SunAmerica and Harris Associates L.P. Incorporated herewith by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on November 1, 2001.

           (x) Subadvisory Agreement between SunAmerica and Janus Capital Management LLC. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No.13 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 1999.

           (xi) Sub-Management Agreement between Janus Capital Management LLC, Perkins, Wolf, McDonnell and Company LLC and SunAmerica. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 20, 2004.

           (xii)   Not applicable.

           (xiii) Subadvisory Agreement between SunAmerica and Dreman Value Management. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on June 19, 2002.

           (xiv) Subadvisory Agreement between SunAmerica and Boston Partners Asset Management L.P. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on June 19, 2002.

           (xv) Subadvisory Agreement between SunAmerica and Marsico Capital Management, LLC. Incorporated herein by reference to Exhibit
                   (d)(xiii) of Post-Effective Amendment No.13 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 1999.

           (xvi) Subadvisory Agreement between SunAmerica and Massachusetts Financial Services Company. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on November 1, 2001.

           (xvii) Subadvisory Agreement between SunAmerica and Oberweis Asset Management. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on November 1, 2001.

           (xviii) Not applicable.

           (xix) Subadvisory Agreement between SunAmerica and Thornburg Investment Management, Inc. Incorporated herein by reference to Exhibit (xix) of Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on October 29, 1999.

           (xx) Subadvisory Agreement between SunAmerica and Wellington Management Company, LLP. Incorporated herein by reference to Exhibit (xxi) of Post-Effective Amendment No.13 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 1999.

           (xxi) Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 20, 2004.

           (xxii) Subadvisory Agreement between SunAmerica and RCM Capital Management LLC. Incorporated by reference to the identically numbered Exhibit of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2006.

           (xxiii) Subadvisory Agreement between SunAmerica and Eagle Asset
                   Management, Inc. Incorporated by reference to the identically numbered Exhibit of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2006.

           (xxiv) Subadvisory Agreement between SunAmerica Keeley Asset Management Corp. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on August 2, 2005.

           (xxv) Subadvisory Agreement between SunAmerica and Munder Capital Management. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on
                   Form N-1A (File No. 333-11283) filed on August 2, 2005.

           (xxvi) Subadvisory Agreement between SunAmerica and Perkins, Wolf, McDonnell and Company LLC. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on August 2, 2005.

          (xxvii) Subadvisory Agreement between SunAmerica and Reich and Tang Asset Mangement, LLC. Filed Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on August 2, 2005.

         (xxviii) Subadvisory Agreement between SunAmerica and TimesSquare Capital Management, LLC. Filed Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on August 2, 2005.

          (xxix) Subadvisory Agreement between SunAmerica and Janus Capital Management, LLC. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on
                   Form N-1A (File No. 333-11283) filed on August 2, 2005.

          (xxx) Subadvisory Agreement between SunAmerica and Fund Asset Management, L.P. doing business as Mercury Advisors - Incorporated by reference to the identically numbered Exhibit of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2006.

          (xxxi) SubAdvisory Agreement between SunAmerica and Henderson Global Investors (North America) Inc. - Incorporated by reference to the identically numbered Exhibit of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2006.

          (xxxi) Subadvisory Agreement between SunAmerica and Northern Trust Investments, N.A. - Incorporated by reference to the identically numbered Exhibit of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2006.

         (xxxiii) Subadvisory Agreement between SunAmerica and Navellier & Associates, Inc. - Incorporated by reference to the identically numbered Exhibit of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2006.

         (xxxiv) Subadvisory Agreement between SunAmerica and Kinetics Asset Management - Incorporated by reference to the identically numbered Exhibit of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2006.

(e)        (i)     Distribution Agreement. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment
                   No. 13 to the Registrant's Registration Statement on Form
                   N-1A (File No. 333-11283) filed on February 26, 1999.
           (ii)    Form of Selling Agreement. Incorporated herewith by reference to the identical numbered Exhibit of Post-Effective
                   Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283 filed on January 30, 2002)

(f) Disinterested Trustees and Directors' Retirement Plan. Incorporated herein by reference to Exhibit 7 of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on November 14, 1996.

(g)   (i)  Custodian Agreement. Incorporated herein by reference to Exhibit 8 of
           Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333- 11283) filed on November 14, 1996.

     (ii) Custodian Agreement, as amended. Incorporated by reference to the identically numbered Exhibit of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2006.

(h)        (i)     Service Agreement. Incorporated herein by reference to
                   Exhibit 9(b) of Pre-Effective Amendment No. 1 to the
                   Registrant's Registration Statement on Form N-1A

           (ii) Transfer Agency Agreement. Incorporated herein by reference to Exhibit 9(b) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A

           (iii) Administrative and Shareholder Services Agreement. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on November 1, 2001.

(i)(1) Opinion and Consent of Counsel. Incorporated by reference to the identically numbered Exhibit of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2006.

(j)(i)(1) Consent of Independent Auditors (PWC). Incorporated by reference to the identically numbered Exhibit of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2006.




(k)        Not applicable.

(l)        Not applicable.

(m)        (i)     Distribution Plans. Incorporated herein by reference to the identically numbered Exhibit of Post Effective Amendment
                   No.25 to the Registrant's Registration Statement on Form
                   N-1A(File No. 333-11283) filed on October 29, 1999.

(n)        Not applicable.

(o)        (i)     Amended and Restated 18f-3 Plan. Incorporated herewith by
                   reference to the identically numbered Exhibit of Post-Effective Amendment No. 45 to the Registrant's
                   Registration Statement on Form N-1A (File No. 333-11283) filed on February 20, 2004.

           (ii) Power of Attorney. Incorporated by reference to the identically numbered Exhibit of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2006.

(p)        (i)     Code of Ethics for AIG SunAmerica Asset Management Corp.
                   Incorporated herein by reference to Post-Effective Amendment
                   No. 44 to Registrant's Registration Statement on Form N-1A
                   (File No. 333-11283) filed on August 2, 2005.

           (ii) Code of Ethics for American Century Investment Management, Inc. Incorporated herein by reference to Exhibit p (i) of Post-Effective Amendment No. 16 to American Century World Mutual Funds, Inc.'s Registration Statement on Form N-1A (File No. 33-39242) filed on March 10, 2000.

           (iii) Code of Ethics for BAMCO, Inc. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on November 1, 2001.

           (iv) Code of Ethics for Credit Suisse Asset Management, LLC Incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 21 to Credit Suisse Institutional Fund, Inc.'s Registration Statement on Form N-1A (File No. 33-47880) filed on August 30, 2000.

           (v) Code of Ethics for Deutsche Asset Management, Inc. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on June 19, 2002.

           (vi) Code of Ethics for Third Avenue Management LLC. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2001.

           (vii) Code of Ethics for Fred Alger Management, Inc. Incorporated herein by reference to Exhibit p of Post-Effective Amendment No. 31 to the Alger Fund's Registration Statement on Form N-1A (File No. 33-4959; 811-01355) filed on July 21, 2000.

           (viii) Code of Ethics for Harris Associates, as amended. Filed herewith.

           (ix) Code of Ethics for Janus Capital Management LLC., as amended. Filed herewith.

           (x) Code of Ethics for Marsico Capital Management, LLC. Incorporated herein by reference to Exhibit p of Post-Effective Amendment No. 5 to Marsico Investment Fund's Registration Statement on Form N-1A (File No. 333-36975; 811-8397) filed on May 31, 2000.

           (xi) Code of Ethics for Massachusetts Financial Services. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on November 1, 2001.

           (xii)   Not applicable.

           (xiii) Code of Ethics for Oberweis Asset Management, as amended. Filed herewith.

           (xiv) Code of Ethics for Perkins, Wolf, McDonnell & Company Inc. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

           (xv) Code of Ethics for Dreman Value Management L.L.C. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on June 19, 2002.

           (xvi)   Not applicable.

           (xvii) Code of Ethics for Thornburg Investment Management, Inc. Incorporated herein by reference to Exhibit p(2) of Post-Effective Amendment No. 42 to Thornburg Investment Trust's Registration Statement on Form N-1A (File No. 33-14905) filed on September 1, 2000.

           (xviii) Code of Ethics for Wellington Management Company, LLP.
                   Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

           (xix) Code of Ethics for Hotchkis and Wiley Capital Management, LLC. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 20, 2004.

            (xx) Code of Ethics for RCM Capital Management LLC. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

           (xxi) Code of Ethics for Boston Partners Asset Management L.P. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on June 19, 2002.

           (xxii) Code of Ethics for J.P. Morgan Investment Management Inc. Incorporated herein by reference to Exhibit(p)(2) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of SunAmerica Strategic Investment Series, Inc. (File No. 333-69517) filed on February 28, 2001.

           (xxiii) Code of Ethics for Eagle Asset Management, Inc. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on August 2, 2005.

           (xxix) Code of Ethics for Reich & Tang. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on August 2, 2005.

           (xxx) Code of Ethics for TimesSquare Capital Management, LLC. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on August 2, 2005.

           (xxxi) Code of Ethics for Keeley Asset Management, Inc. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on August 2, 2005.

          (xxxii) Code of Ethics for Munder Capital Management, as amended. Filed herewith.

         (xxxiii) Code of Ethics for Fund Asset Management, L.P. doing business as Mercury Advisors. Filed herewith.

         (xxxiv) Code of Ethics Henderson Global Investors (North America) Inc. Filed herewith.

          (xxxv) Code of Ethics Northern Trust Investments, N.A. Filed herewith.

        (xxxvi)    Code of Ethics Navellier & Associates, Inc. Filed herewith.

       (xxxvii)    Code of Ethics Kinetics Asset Management. Filed herewith.

Item 24.           Persons Controlled by or Under Common Control with Registrant

           There are no persons controlled by or under common control with Registrant.

Item 25.           Indemnification

     5.01 Indemnification of Directors and Officers. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than a proceeding by or in the right of the Corporation in which such person shall have been adjudged to be liable to the Corporation), by reason of being or having been a director or officer of the Corporation, or serving or having served at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another entity in which the Corporation has an interest as a shareholder, creditor or otherwise (a "Covered Person"), against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable expenses (including attorney's fees) actually incurred by the Covered Person in connection with any such action, suit or proceeding, except (i) liability in connection with any proceeding in which it is determined that (A) the act or omission of the Covered Person was material to the matter giving rise to the proceeding, and was committed in bad faith or was the result of active and deliberate dishonesty, or (B) the Covered Person actually received an improper personal benefit in money, property or services, or (C) in the case of any criminal proceeding, the Covered Person had reasonable cause to believe that the act or omission was unlawful, and (ii) liability to the Corporation or its security holders to which the Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (any or all of the conduct referred to in clauses (i) and (ii) being hereinafter referred to as "Disabling Conduct").

     5.02 Procedure for Indemnification. Any indemnification under Section 5.01 shall (unless ordered by a court) be made by the Corporation only as authorized for a specific proceeding by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of the proceeding against the Covered Person for insufficiency of evidence of any Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, by a majority of a quorum of the directors who are neither "interested persons" of the Corporation as defined in the Investment Company Act of 1940 nor parties to the proceeding ("Disinterested Non-Party Directors"), or an independent legal counsel in a written opinion, that the Covered Person was not liable by reason of Disabling Conduct. The termination of any proceeding by judgment, order or settlement shall not create a presumption that the Covered Person did not meet the required standard of conduct; the termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, shall create a rebuttable presumption that the Covered Person did not meet the required standard of conduct. Any determination pursuant to this Section 5.02 shall not prevent recovery from any Covered Person of any amount paid to him in accordance with this By-Law as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to be liable by reason of Disabling Conduct.

     5.03 Advance Payment of Expenses. Reasonable expenses (including attorneys' fees) incurred by a Covered Person may be paid or reimbursed by the Corporation in advance of the final disposition of an action, suit or proceeding upon receipt by the Corporation of (i) a written affirmation by the Covered Person of his good faith belief that the standard of conduct necessary for indemnification under this By-Law has been met and (ii) a written undertaking by or on behalf of the Covered Person to repay the amount if it is ultimately determined that such standard of conduct has not been met, so long as either (A) the Covered Person has provided a security for his undertaking, (B) the Corporation is insured against losses arising by reason of any lawful advances, or (C) a majority of a quorum of the Disinterested Non-Party Directors, or an independent legal counsel in a written opinion, has determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

     5.04 Exclusivity, Etc. The indemnification and advance of expenses provided by this By-Law shall not be deemed exclusive of any other rights to which a Covered Person seeking indemnification or advance or expenses may be entitled under any law (common or statutory), or any agreement, vote of stockholders or disinterested directors, or other provision that is consistent with law, both as to action in an official capacity and as to action in another capacity while holding office or while employed by or acting as agent for the Corporation, shall continue in respect of all events occurring while the Covered Person was a director or officer after such Covered Person has ceased to be a director or officer, and shall inure to the benefit of the estate, heirs, executors and administrators of such Covered Person. The Corporation shall not be liable for any payment under this By-Law in connection with a claim made by a director or officer to the extent such director or officer has otherwise actually received payment, under an insurance policy, agreement, vote or otherwise, of the amounts otherwise indemnifiable hereunder. All rights to indemnification and advance of expenses under the Charter and hereunder shall be deemed to be a contract between the Corporation and each director or officer of the Corporation who serves or served in such capacity at any time while this By-Law is in effect. Nothing herein shall prevent the amendment of this By-Law, provided that no such amendment shall diminish the rights of any Covered Person hereunder with respect to events occurring or claims made before its adoption or as to claims made after its adoption in respect of events occurring before its adoption. Any repeal or modification of this By-Law shall not in any way diminish any rights to indemnification or advance of expenses of a Covered Person or the obligations of the Corporation arising hereunder with respect to events occurring, or claims made, while this By-Law or any provision hereof is in force.

     5.05 Insurance. The Corporation may purchase and maintain insurance on behalf of any Covered Person against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such; provided, however, that the Corporation shall not purchase insurance to indemnify any Covered Person against liability for Disabling Conduct.

     5.06 Severability: Definitions. The invalidity or unenforceability of any provision of this Article V shall not affect the validity or enforceability of any other provision hereof. The phrase "this By-Law" in this Article V means this Article V in its entirety.

                  Section 8 of the Article of Incorporation provides as follows:

     (5) The Corporation shall indemnify (i) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the By-Laws of the Corporation and as permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such By-Laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. The right of indemnification provided hereunder shall not be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     (6) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that this provision shall not be construed to protect any director or officer against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. No amendment, modification or repeal of this provision shall adversely affect any right or protection provided hereunder that exists at the time of such amendment, modification or repeal.

Item 26.           Business and other Connections of Investment Adviser

          SunAmerica is primarily in the business of providing investment management, advisory and administrative services. Reference is made to the most recent Form ADV and schedules thereto of SunAmerica on file with the Commission (File No. 801-19813) for a description of the names and employment of the directors and officers of SunAmerica and other required information.

          Boston Partners Asset Management, L.P.; Baron Capital Management, Inc.; Credit Suisse Asset Management, LLC; Dreman Value Management, L.L.C.; Deutsche Asset Management, Inc.; Third Avenue Management LLC; Fred Alger Management, Inc.; Fund Asset Management, doing business as Mercury Advisers; Harris Associates L.P.; Henderson Global Investors (North America) Inc. Janus Capital Management LLC; Kinetics Asset Management; Marsico Capital Management, LLC; Northern Trust Investments, NA, Navellier and Associates, Inc.; Oberweis Asset Management; Perkins, Wolf, McDonnell & Company; Thornburg Investment Management, Inc.; Eagle Asset Management, Inc.; Keeley Asset Management Corp.; Munder Capital Management; Reich and Tang Asset Management, LLC; Times Square Capital Management, LLC; the Advisers of certain of the Portfolios of the Registrant, are primarily engaged in the business of rendering investment advisory services. Reference is made to the recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the following Advisers, and other required information:


                                                                       File No.

          BAMCO, Inc.                                                  801-18656
          Boston Partners Asset Management                             801-49059
          Credit Suisse Asset Management, LLC                          801-37170
          Deutsche Asset Management, Inc.                              801-27291
          Dreman Value Management, L.L.C.                              801-54255
          Eagle Asset Management, Inc.                                 801-21343
          Fund Asset Management, doing business as Mercury Advisers    801-12485
          RCM Capital Management LLC                                   801-06709
          Third Avenue Management LLC                                  801-27792
          Fred Alger Management, Inc.                                  801-06709
          Harris Associates L.P.                                       801-50333
          Henderson Global Investors (North America) Inc.              801-47202
          Janus Capital Management LLC                                 801-13991
          J.P. Morgan Investment Management Inc.                       801-21011
          Keeley Asset Management Corp.                                801-17827
          Kinetics Asset Management                                    801-52581

          Massachusetts Financial Services Company                     801-17352
          Marsico Capital Management, LLC                              801-54914
          Munder Capital Management                                    801-48394
          Navellier & Associates, Inc.                                 801-30582
          Northern Trust Investments, NA                               801-33358
          Oberweis Asset Management                                    801-35657
          Perkins, Wolf, McDonnell & Company                           801-19974
          Reich & Tang Asset Management, LLC                           801-47230
          Thornburg Investment Management, Inc.                        801-17853
          TimesSquare Capital Management, LLC                          801-63492
Item 27.           Principal Underwriters

          (a) The principal underwriter of the Registrant also acts as principal underwriter for:

                   SunAmerica Income Funds
                   SunAmerica Money Market Funds, Inc.
                   SunAmerica Equity Funds
                   SunAmerica Senior Floating  Rate Fund, Inc.
                   AIG Series Trust

          (b) The following persons are the officers and directors of SunAmerica Capital Services, Inc., the principal underwriter of Registrant's Shares:

    Name and Principal        Position With               Position with
     Business Address         Underwriter                 the Registrant
---------------------------   -------------------------   ----------------------

Peter A. Harbeck              Director                    Director
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311

J. Steven Neamtz              Chief Executive Officer,    Vice President
Harborside Financial Center   President and Director
3200 Plaza 5
Jersey City, NJ 07311

          (c)      Not applicable.

Item 28.           Location of Accounts and Records

          State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and its affiliate, National Financial Data Services, collectively, act as custodian, transfer agent and dividend paying agent. They maintain books, records and accounts pursuant to the instructions of the Fund.

          SunAmerica is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. SunAmerica also maintains records at 2929 Allen Parkway, Houston, Texas 77019.

          BAMCO, Inc. is located at 767 5th Avenue, 49th Floor, New York, New York 10153.

          Boston Partners Asset Management L.P. is located at 28 State Street, Boston, Massachusetts.

          Credit Suisse Asset Management, LLC is located at 466 Lexington Avenue, New York, New York 10017-3147.

          Deutsche Asset Management, Inc. is located at 280 Park Avenue, New York, New York 10017.

          Dreman Value Management LLC is located at 700 Exchange Place, Jersey City, New Jersey.
          Fund Asset Management, doing business as Mercury Advisors, located at 800 Scudders Mill Road, Plainsboro, NJ 08586
          Eagle Asset Management Inc. is located at 880 Carillon Parkway,
          P.O. Box 10520, St. Peterburg, FL 33733-0520.

          RCM Capital Management LLC is located at Four Embarcadero Center San Francisco, California 94111.

          Third Avenue Management LLC is located at 767 Third Avenue, New York, New York 10017.

          Fred Alger Management, Inc. is located at 30 Montgomery Street, 11th Floor, Jersey City, New Jersey 07302.

          Harris Associates L.P. is located at Two North LaSalle Street, Suite 500, Chicago, Illinois 60602.
          Henderson Global Investors (North America) Inc. is located at 737 North Michigan Ave, Suite 1950, Chicago, IL 60611.
          Janus Capital Management LLC is located at 100 Fillmore Street, Denver, Colorado 80206-4923.

          J.P. Morgan Investment Management Inc. is located at 522 Fifth Avenue, New York, New York 10036.

          Keeley Asset Management Corp. is located at 401 South LaSalle Street, Suite 1201, Chicago, IL 60605.
          Kinetics Asset Management is located at 16 New Broadway, Sleepy Hollow, NY 10591

          Marsico Capital Management, LLC is located at 1200 17th Street, Suite 1600, Denver, Colorado 80202.
          Massachusetts Financial Services Company is located at 500 Boylston Street, Boston, Massachusetts 02116.

          Munder Capital Management is located at 480 Pierce Street, Birmingham, MI 48009.
          Navellier & Associates, Inc. is located at One East Liberty Street, Reno, NV.

          Northern Trust Investments, N.A. is located at 50 South LaSalle Street, Chicago, Il 60675.
          Oberweis Asset Management is located at 951 Icecream Drive, Suite 200, North Aurora, Illinois, 60542

          Perkins, Wolf, McDonnell & Company is located at 53 West Jackson Boulevard, Suite 818, Chicago, Illinois 60604.

          Reich & Tang Asset Management, LLC is located at 600 Fifth Avenue, New York, NY 10020.

          TimesSquare Capital Management, LLC is located at Four TimesSquare, 25th Floor, New York, NY 10020.


          Thornburg Investment Management, Inc. is located at 119 East Marcy Street, Santa Fe, New Mexico 87501.


Each of the Advisers maintains the books, accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 29.           Management Services

          Not applicable.

Item 30.           Undertakings

          Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 462(d) under the Securities Act and has duly caused this Post-Effective Amendment No. 52 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Jersey City, and State of New Jersey, on the 3rd day of March, 2006.


                                        SUNAMERICA FOCUSED SERIES, INC.
                                        (Registrant)



                                        By:              *
                                           -------------------------------------
                                           Vincent Marra
                                           President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A has been signed by the following persons in the capacities and on the date indicated.



       SIGNATURES                         TITLE                    DATE
---------------------------   ------------------------------   -------------

            *
---------------------------   Director                         March 3, 2006
Peter A. Harbeck


            *                 Treasurer
---------------------------   (Principal Financial and         March 3, 2006
                              Accounting Officer)
Donna M. Handel


            *
---------------------------   Director                         March 3, 2006
Jeffrey S. Burum


            *
---------------------------   Director                         March 3, 2006
Samuel M. Eisenstat


            *
---------------------------   Director                         March 3, 2006
Stephen J. Gutman


            *
---------------------------   Director                         March 3, 2006
William F. Devin


            *
---------------------------   Director                         March 3, 2006
Dr. Judith L. Craven


            *
---------------------------   Director                         March 3, 2006
William J. Shea


            *
---------------------------   President                        March 3, 2006
Vincent Marra                 (Principal Executive Officer)


*By: /s/ Corey A. Issing
     ------------------------------------                      March 3, 2006
     Corey A. Issing Attorney-in-Fact